FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Carrying value
Cash and balances at central banks		$ 108,370	$ 90,045	$ 90,045	$ 105,883
Loans and advances to banks		16,868	14,074	14,094	12,926
Receivables from securities financing transactions		95,349	86,864	91,951	79,936
Cash collateral receivables on derivative instruments		23,602	24,040	24,040	26,198
Loans and advances to customers		320,352	318,480	326,746	300,010
Other financial assets measured at amortized cost		22,563	18,775	37,815	27,115
Fair Value
Financial assets, at fair value	[1]	341,156		324,818
Level 1
Fair Value
Financial assets, at fair value	[1]	131,280		143,636
Level 2
Fair Value
Financial assets, at fair value	[1]	202,077		175,550
Level 3
Fair Value
Financial assets, at fair value	[1]	7,800		5,631
Loans and advances to banks
Fair Value
Correction of fair value assignment through restatement from level 2 into level 3		0		0
Receivables from securities financing transactions
Fair Value
Correction of fair value assignment through restatement from level 2 into level 3		1,000		2,000
Loans and advances to customers
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months		139,000		137,000
Loans and advances to customers | Level 3
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months				16,000
Other financial assets measured at amortized cost
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months		15,000		7,000
Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months				3,000
Not measured at fair value
Carrying value
Cash and balances at central banks	[2]	108,400		90,000
Loans and advances to banks	[2]	16,900		14,100
Receivables from securities financing transactions	[2]	95,300		92,000
Cash collateral receivables on derivative instruments	[2]	23,600		24,000
Loans and advances to customers	[2]	320,400		326,700
Other financial assets measured at amortized cost	[2],[3]	22,600		37,800
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets, at fair value	[2]	108,400		90,000
Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets, at fair value	[2]	108,400		90,000
Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets, at fair value	[2]	0		0
Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets, at fair value	[2]	0		0
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets, at fair value	[2]	16,900		14,100
Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets, at fair value	[2]	16,300		13,400
Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets, at fair value	[2]	600		700
Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets, at fair value	[2]	0		0
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets, at fair value	[2]	95,400		92,000
Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets, at fair value	[2]	0		0
Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets, at fair value	[2]	91,900		89,400
Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets, at fair value	[2]	3,400		2,500
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets, at fair value	[2]	23,600		24,000
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets, at fair value	[2]	0		0
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets, at fair value	[2]	23,600		24,000
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets, at fair value	[2]	0		0
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets, at fair value	[2]	320,900		328,200
Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets, at fair value	[2]	0		0
Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets, at fair value	[2]	171,200		181,200
Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets, at fair value	[2]	149,700		147,000
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets, at fair value	[2],[3]	22,400		37,700
Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	8,400		6,500
Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	10,700		30,200
Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	3,300		1,000
UBS AG
Carrying value
Cash and balances at central banks		108,370	90,045	90,045	105,883
Loans and advances to banks		16,642	14,027	14,047	12,896
Receivables from securities financing transactions		95,349	86,864	91,951	79,936
Cash collateral receivables on derivative instruments		23,603	24,040	24,040	26,198
Loans and advances to customers		321,482	320,687	328,952	300,678
Other financial assets measured at amortized cost		22,637	$ 18,850	37,890	$ 27,130
Fair Value
Financial assets, at fair value	[1]	340,999		324,535
UBS AG | Level 1
Fair Value
Financial assets, at fair value	[1]	131,283		143,638
UBS AG | Level 2
Fair Value
Financial assets, at fair value	[1]	201,916		175,266
UBS AG | Level 3
Fair Value
Financial assets, at fair value	[1]	7,800		5,631
UBS AG | Loans and advances to banks
Fair Value
Correction of fair value assignment through restatement from level 2 into level 3		0		0
UBS AG | Receivables from securities financing transactions
Fair Value
Correction of fair value assignment through restatement from level 2 into level 3		1,000		2,000
UBS AG | Loans and advances to customers
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months		139,000		137,000
UBS AG | Loans and advances to customers | Level 3
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months				16,000
UBS AG | Other financial assets measured at amortized cost
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months		15,000		7,000
UBS AG | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months				3,000
UBS AG | Not measured at fair value
Carrying value
Cash and balances at central banks	[2]	108,400		90,000
Loans and advances to banks	[2]	16,600		14,000
Receivables from securities financing transactions	[2]	95,300		92,000
Cash collateral receivables on derivative instruments	[2]	23,600		24,000
Loans and advances to customers	[2]	321,500		329,000
Other financial assets measured at amortized cost	[2],[3]	22,600		37,900
UBS AG | Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets, at fair value	[2]	108,400		90,000
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets, at fair value	[2]	108,400		90,000
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets, at fair value	[2]	0		0
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets, at fair value	[2]	0		0
UBS AG | Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets, at fair value	[2]	16,600		14,000
UBS AG | Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets, at fair value	[2]	16,000		13,400
UBS AG | Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets, at fair value	[2]	600		600
UBS AG | Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets, at fair value	[2]	0		0
UBS AG | Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets, at fair value	[2]	95,400		92,000
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets, at fair value	[2]	0		0
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets, at fair value	[2]	91,900		89,400
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets, at fair value	[2]	3,400		2,500
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets, at fair value	[2]	23,600		24,000
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets, at fair value	[2]	0		0
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets, at fair value	[2]	23,600		24,000
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets, at fair value	[2]	0		0
UBS AG | Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets, at fair value	[2]	322,000		330,400
UBS AG | Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets, at fair value	[2]	0		0
UBS AG | Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets, at fair value	[2]	172,300		183,400
UBS AG | Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets, at fair value	[2]	149,700		147,000
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets, at fair value	[2],[3]	22,500		37,700
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	8,400		6,500
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	10,700		30,300
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	$ 3,300		$ 1,000

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 0 billion of Loans and advances to banks, USD 2 billion of Receivables from securities financing transactions, USD 137 billion of Loans and advances to customers and USD 7 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months

[3]	Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.